Accounts Receivable, Net - Schedule of Accounts Receivable Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 59,552,803		¥ 74,886,095
Allowance for credit losses	(37,068,075)		(38,352,201)	¥ (37,610,720)
Accounts receivable, net	¥ 22,484,728	$ 3,215,274	¥ 36,533,894